Finance Lease Receivable	12 Months Ended
Dec. 31, 2019
Convertible Equity Instrument [Abstract]
Finance Lease Receivable
15.	FINANCE LEASE RECEIVABLE

In November 2019, the Group subleased one of its leased office spaces in its entirety. The sublease runs for the remaining term of the original lease, until October 2021. The sublease has been classified as a finance lease receivable

Finance lease receivable	31 Dec 2019	1 Jan 2019
	$000	$000
Current	142	-
Non-current	149	-
	292	-

The undiscounted lease payments to be received over the next 5 years are as follows:

	1 Year	2 years	3 or more years
	$000	$000	£000
Undiscounted lease payments receivable	149	150	-
	149	150	-

During the year ending December 31 2019, the Group received $34k of income from its subleasing activities.

Finance Lease Receivable	31 December 2019
$000
Finance Lease receivable as at 1 Nov 2018	327
Sublease income	(36)
292